Prepaid Expenses and Other Current Assets	12 Months Ended
Jul. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following as of July 31, 2025 and 2024.

	As of July 31,
	2025	2024
Tax recoverable	843,175	1,055,433
Prepaid IP collaboration fee	599,933	600,811
Loan to third party	410,000	—
Prepaid rental expenses	354,485	202,319
Software licenses	200,424	95,412
Prepaid advertising expenses	64,843	107,007
Others	393,383	123,694
Prepaid expenses and other current assets	$2,866,243	$2,184,676